Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities (Abstract)
Audit fees	$ 255	$ 159
Legal fees	159	7
Other professional fees	262	26
Vessel Operating and voyage expenses	1,734	1,835
Loan interest and financing fees	1,091	1,395
Total Accrued Liabilities	$ 3,501	$ 3,422